Fixed Assets, Net - Summary of Fixed Assets, Net (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost		$ 168	$ 110
Accumulated Depreciation		78	57
Fixed Assets, net	$ 291	90	53
Research Equipment and Software [Member]
Cost		76	54
Accumulated Depreciation		42	29
Furniture and Office Equipment [Member]
Cost		92	56
Accumulated Depreciation		$ 36	$ 28